FAIR VALUE MEASUREMENT	12 Months Ended
Dec. 31, 2019
FAIR VALUE MEASUREMENT
FAIR VALUE MEASUREMENT

8. FAIR VALUE MEASUREMENT

Recurring

The following table presents the fair value hierarchy for the Group’s assets and liabilities that are measured and recorded at fair value on a recurring basis as of December 31, 2018 and 2019:

	Level 1	Level 2	Level 3	Balances at
December 31, 2018	Inputs	Inputs	Inputs	Fair Value
	(RMB in thousands)
Assets
Restricted time deposits-current portion	—	344,212	—	344,212
Total assets	—	344,212	—	344,212
Liabilities
Guarantee derivative liabilities	—	—	52,434	52,434
Total liabilities	—	—	52,434	52,434

	Level 1	Level 2	Level 3	Balances at
December 31, 2019	Inputs	Inputs	Inputs	Fair Value
	(RMB in thousands)
Assets
Restricted time deposits-current portion	—	1,962,293	—	1,962,293
Restricted time deposits-noncurrent portion	—	4,350	—	4,350
Guarantee derivative assets	—	—	280,998	280,998
Total assets	—	1,966,643	280,998	2,247,641

The fair value of the Group’s restricted time deposits is determined based on the prevailing interest rates for similar products in the market (Level 2). For the off-balance sheet loans funded by certain Institutional Funding Partners, as the Group’s financial guarantee provided does not trade in an active market with readily observable quoted prices, the Group uses significant unobservable inputs to measure the fair value of these guarantee derivative assets or liabilities (Level 3).

Transfers into or out of fair value hierarchy classifications are made if the significant inputs used in the financial models measuring the fair value of the assets and liabilities became unobservable or observable in the current marketplace. These transfers are considered to be effective as of the beginning of the period in which they occur. The Group did not transfer any assets or liabilities in or out of Level 2 and Level 3 during each of the periods presented.

Significant Unobservable Inputs

The Group uses a discounted cash flows model to estimate fair value of the guarantee derivative assets or liabilities. The following table presents quantitative information about the significant unobservable inputs used for the Group’s Level 3 fair value measurement as of December 31, 2018 and 2019:

		Range of Inputs
		December 31, 2018			December 31, 2019
				Weighted-			Weighted-
Financial Instrument	Unobservable Input	Minimum	Maximum	Average	Minimum	Maximum	Average
Guarantee derivatives	Cumulative loss rates(i)	2.0%	2.0%	2.0%	3.3%	3.3%	3.3%
	Margins on cost of guarantee services	70.0%	70.0%	70.0%	35.0%	35.0%	35.0%
(i)	Expressed as a percentage of the original principal balance of the loans.

The following table summarizes the activities related to fair value of the guarantee derivatives:

	For the Year Ended December 31,
	2017	2018	2019
	(RMB in thousands)
Fair value of guarantee derivative liabilities at beginning of the year (Level 3)	31,191	30,958	52,434
Cash collection	134,881	449,778	1,108,398
Net cash payout	(87,759)	(231,275)	(1,151,504)
Change in fair value(i)	(47,355)	(197,027)	212,256
Transfers of financial guarantee contracts (Note2(l))	—	—	(502,582)
Fair value of guarantee derivative liabilities/(assets) at end of the year (Level 3)	30,958	52,434	(280,998)
(i)	Recognized as “Change in fair value of financial guarantee derivatives, net” on the Consolidated Statements of Operations.

Significant Recurring Level 3 Fair Value Liability Input Sensitivity

Changes in certain of the unobservable inputs noted above may have a significant impact on the fair value of the guarantee derivative assets and liabilities. The following table summarizes the effect adverse changes in estimate would have on the fair value of the guarantee derivative assets and liabilities as of December 31, 2018 and 2019, respectively, given hypothetical changes in the cumulative loss rates:

	As of December 31,
	2018	2019
	(RMB in thousands, except for percentages)
Weighted-average cumulative loss rates(i)	2.0%	3.3%
Increase/(decrease) in fair value of guarantee derivative liabilities if the cumulative loss rates:
Increase by 10%	29,725	—
Decrease by 10%	(29,725)	—
Decrease/(increase) in fair value of guarantee derivative assets if the cumulative loss rates:
Increase by 10%	—	84,374
Decrease by 10%	—	(84,374)
(i)	Expressed as a percentage of the original principal balance of the loans.

Other financial instruments

The followings are other financial instruments not measured at fair value on the Consolidated Balance Sheets, but for which the fair value is estimated for disclosure purposes.

Cash and cash equivalents, current restricted cash, amounts due from related parties and deposits to insurance companies and guarantee companies are financial assets with carrying amounts that approximate fair value due to their short-term nature. Accounts payable and amounts due to related parties are financial liabilities with carrying amounts that approximate fair value because of their short-term nature.

Non-recurring

The Group measures certain financial assets at fair value on a non-recurring basis only if an impairment charge were to be recognized. Starting on January 1, 2018, the Group’s long-term equity investments are measured at fair value on a nonrecurring basis under measurement alternative, if an impairment loss is charged or fair value adjustment is made for an observable price change in an orderly transaction for identical or similar investments of the same issuer. The related inputs used are classified as Level 3 fair value measurement.

The Group’s non-financial assets, such as property, equipment and software, would be measured at fair value only if they were determined to be impaired.